Notes to the consolidated statements of income - Share buyback program (Details) € / shares in Units, € in Thousands	1 Months Ended												5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended
	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	May 31, 2026 EUR (€) € / shares shares	Apr. 30, 2026 € / shares shares	Mar. 31, 2026 EUR (€) € / shares shares	Feb. 28, 2026 EUR (€) € / shares shares	Jan. 31, 2026 EUR (€) € / shares shares	Dec. 31, 2025 € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Oct. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 31, 2025 EUR (€) € / shares shares	Dec. 29, 2025 EUR (€) shares	Jun. 30, 2026 EUR (€) € / shares shares	Apr. 30, 2026 shares	Jun. 30, 2026 EUR (€) € / shares shares	May 28, 2026 EUR (€)	May 21, 2026 EUR (€)	Jan. 09, 2026 EUR (€)	Aug. 11, 2025 EUR (€)	May 20, 2021 EUR (€) tranche
Share buyback program
Number of shares repurchased | shares		2,299,945	155,000	1,523,855	3,705,233	2,596,794	2,898,373	5,607,549	4,164,232	788,260	1,479,790	2,084,733				27,303,764
Average weighted stock price per repurchased share | € / shares		€ 39.49	€ 37.15	€ 38.67	€ 38.72	€ 39.67	€ 37.29	€ 40.26	€ 41.1	€ 46.38	€ 42.45	€ 42.68				€ 40.12
Number of shares cancelled | shares																24,848,819
Average price per cancelled share | € / shares																€ 40.19
Number of treasury shares held | shares	2,454,945	2,454,945												2,454,945		2,454,945
Average price per share held | € / shares	€ 39.35	€ 39.35												€ 39.35		€ 39.35
Ordinary shares
Share buyback program
Number of shares cancelled | shares														(24,848,819)
Value of shares cancelled | €														€ (24,849)
Additional paid-in capital
Share buyback program
Value of shares cancelled | €														€ (974,778)
Treasury Stock
Share buyback program
Number of shares repurchased | shares														13,179,200
Number of shares cancelled | shares														24,848,819
Value of shares cancelled | €														€ 999,627
Share BuyBack Programs
Share buyback program
Number of shares repurchased | shares																27,303,764
Share buyback program value | €	€ 503,409	€ 503,409												€ 503,409		€ 503,409
Number of shares cancelled | shares																24,848,819
Number of treasury shares held | shares	2,454,945	2,454,945												2,454,945		2,454,945
2025 Share BuyBack Program
Share buyback program
Number of shares repurchased | shares															24,848,819
Percentage of share capital repurchased															8.50%
Share buyback program value | €																					€ 1,000,000
Share buyback program, number of tranches | tranche																					2
2025 Share BuyBack Program | Ordinary shares
Share buyback program
Value of shares cancelled | €														€ (24,848)
2025 Share BuyBack Program | Additional paid-in capital
Share buyback program
Value of shares cancelled | €														€ (974,778)
2025 Share BuyBack Program | Treasury Stock
Share buyback program
Number of shares cancelled | shares														24,848,819
2025 Share Buyback Program, first tranche
Share buyback program
Number of shares repurchased | shares								5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Share buyback program value | €									€ 240,485	€ 411,651	€ 448,210	€ 511,021								€ 600,000
Amount of shares repurchased | €													€ 586,450
2025 Share Buyback Program, second tranche
Share buyback program
Number of shares repurchased | shares				1,523,855	3,705,233	2,596,794	2,898,373
Share buyback program value | €					€ 58,973	€ 202,449	€ 305,474												€ 413,550
2026 Share Buyback Program
Share buyback program
Share buyback program value | €																		€ 1,000,000
Share buyback program, percentage of share capital authorized to be repurchased																		10.00%
2026 Share Buyback Program, first tranche
Share buyback program
Number of shares repurchased | shares	2,454,945	2,299,945	155,000
Share buyback program value | €	€ 503,409	€ 503,409	€ 594,242											€ 503,409		€ 503,409	€ 600,000
Liability related to shares yet to be repurchased | €	522,690	522,690												522,690		522,690
Difference between maximum value of shares that may yet be purchased and liability for such shares | €	€ 19,281	€ 19,281												€ 19,281		€ 19,281